FORM D

124601

03021676

UNITED STATES
[SECU]RITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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OMB Number:	3235-0076
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
PRESCOTT FUNDING, LLC

Filing Under (Check box(es) that apply:) ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

SEC MAIL PROCESSING RECEIVED JUN 10 2003 WASH. D.C. 181 SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Prescott Funding, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
70 Hilltop Road, Suite 2300 Ramsey, NJ 07446	201-934-9934
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
A consumer finance company engaging in the mortgage loan origination business.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): limited liability company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 0 3 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization:
(Enter two-letter U.S. Postal Service Abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) D E

PROCESSED
JUN 11 2003
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et. seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner
President

Full Name (Last name first, if individual)
Sexton, Kevin

Business or Residence Address (Number and Street, City, State, Zip Code)
70 Hilltop Road, Suite 2300 Ramsey, NJ 07446

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner
Chief Executive Officer

Full Name (Last name first, if individual)
Mann, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
70 Hilltop Road, Suite 2300 Ramsey, NJ 07446

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

3. Does the offering permit joint ownership of a single unit? Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Flagstone Securities LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
7733 Forsyth, 19th Floor, St. Louis, MO 63105

Name of Associated Broker or Dealer
W. Coleman Bitting

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	✓[CA]	[CO]	[CT]	[DE]	[DC]	✓[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	✓[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	✓[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	✓[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box o and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 1,500,000	$ 950,000
Equity	$ 6,000,000	$ 2,125,000
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 2,125,000
Other (Specify)	$ 0	$ 0
Total	$ 7,500,000	$ 3,075,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	18	$ 3,075,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	0	$ 0
Regulation A	0	$ 0
Rule 504	0	$ 0
Total	0	$ 0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☐	$ 0
Legal Fees	☒	$ 125,000
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commission (specify finders' fees separately)	☒	$ 246,000
Other Expenses (identify).	☐	$ 0
Total	☐	$ 371,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 2,704,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction and leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $	☐ $
Working capital	☒ $ 0	☐ $ 2,704,000
Other (specify) ______	☐ $ 0	☐ $ 0
Column Totals	☐ $ 0	☐ $ 0
Total Payments Listed (column totals added)	☒ $ 2,704,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Prescott Funding, LLC	Kevin W. Sexton	June 4 , 2003
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Kevin Sexton	President	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?............ Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Prescott Funding, LLC	Kevin W. Sexton	June 4, 2003
Name (Print or Type)	Title (Print or Type)	
Kevin Sexton	President	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	Equity	1	$100,000				
CO									
CT									
DE									
DC									
FL		X	Debt/Equity	3	$650,000				
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO		X	Equity	4	$425,000				
MT									
NE									
NV									
NH									
NJ									
NM									
NY		X	Debt/Equity	9	$1,875,000				
NC									
ND									
OH									
OK									
OR									
PA		X	Equity	1	$25,000				
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

FORM U-2

UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, Prescott Funding, LLC, a limited liability company formed under the laws of the State of Delaware, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Prescott Funding, LLC
70 Hilltop Road, Suite 2300
Ramsey, New Jersey
Attention: David Kotkin, Esq.

Place an "X" before the name of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

	State	Officer		State	Officer
___	ALABAMA	Secretary of State	___	ARKANSAS	The Securities Commissioner
___	ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	X	CALIFORNIA	Commissioner of Corporations
			___	COLORADO	Securities Commissioner
___	ARIZONA	The Corporation Commission	___	CONNECTICUT	Banking Commissioner

___ DELAWARE Securities Commissioner

___ DISTRICT OF COLUMBIA Public Service Commission

_X_ FLORIDA Department of Banking and Finance

___ GEORGIA Commissioner of Securities

___ GUAM Administrator, Department of Finance

___ HAWAII Commissioner of Securities

___ IDAHO Director, Department of Finance

____ ILLINOIS Secretary of State

___ INDIANA Secretary of State

___ IOWA Commissioner of Insurance

___ KANSAS Secretary of State

___ KENTUCKY Director, Division of Securities

___ LOUISIANA Commissioner of Securities

___ MAINE Administrator, Securities Division

___ MARYLAND Commissioner of the Division of Securities

___ MASSACHUSETTS Secretary of State

___ MICHIGAN Administrator, Corporation and Securities Bureau, Department of Commerce

___ MINNESOTA Commissioner of Commerce

___ MISSISSIPPI Secretary of State

_X_ MISSOURI Securities Commissioner

___ MONTANA State Auditor and Commissioner of Insurance

___ NEBRASKA Director of Banking and Finance

___ NEVADA Secretary of State

___ NEW HAMPSHIRE Secretary of State

___ NEW JERSEY Chief, Securities Bureau

___ NEW MEXICO Director, Securities Division

_X_ NEW YORK Secretary of State

___ NORTH CAROLINA Secretary of State

___ NORTH DAKOTA Securities Commissioner

___ OHIO Secretary of State

___ OKLAHOMA Securities Administrator

___ OREGON Director, Department of Insurance and Finance

___ PENNSYLVANIA Pennsylvania does not require filing of a Consent to Service of Process

___ PUERTO RICO Commissioner of Financial Institutions

___ RHODE ISLAND Director of Business Regulation

___ SOUTH CAROLINA Secretary of State

___ SOUTH DAKOTA Director of the Division of Securities

___ TENNESSEE Commissioner of Commerce and Insurance

___ TEXAS Securities Commissioner

___ UTAH Director, Division of Securities

___ VERMONT Secretary of State

___ VIRGINIA Clerk, State Corporation

Commission

___	WASHINGTON	Director of the Department Licensing
___	WEST VIRGINIA	Commissioner of Securities
___	WISCONSIN	Commissioner of Securities
___	WYOMING	Secretary of State

Dated this 4th day of June, 2003.

PRESCOTT FUNDING, LLC

By: Kevin W. Sexton
Name: Kevin Sexton
Title: President

CORPORATE ACKNOWLEDGMENT

State of New Jersey)
) SS:
City/County of Bergen)

On this 4th day of June, 2003, before me David J. Kotkin, the undersigned officer, personally appeared Kevin Sexton, known personally to me to be the President of Prescott Funding, LLC, and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the company by himself as an authorized signatory.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Notary Public/Commissioner of Oaths

(SEAL) My Commission Expires: DAVID J. KOTKIN AN ATTORNEY AT LAW OF THE STATE OF NEW JERSEY

FORM U-2A

UNIFORM FORM OF CORPORATE RESOLUTION OF

PRESCOTT FUNDING, LLC

RESOLVED, that it is desirable and in the best interests of this Company that its securities be qualified or registered for sale in various states; that the Chief Executive Officer, President or any Vice President and the Secretary or an Assistant Secretary hereby are authorized to determine the states in which appropriate action shall be taken to qualify or register for sale all or such part of the securities of this Company as said officers may deem advisable; that said officers are hereby authorized to perform on behalf of this Company any and all such acts as they may deem necessary or advisable in order to comply with the applicable laws of any such states, and in connection therewith to execute and file all requisite papers and documents, including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; and the execution by such officers of any such paper or document or the doing by them of any act in connection with the foregoing matters shall conclusively establish their authority therefor from this Company and the approval and ratification by this Company of the papers and documents so executed and the action so taken.

CERTIFICATE

The undersigned hereby certifies that he is the President of Prescott Funding, LLC, a Delaware limited liability company existing under the laws of the State of Delaware; that the foregoing is a true and correct copy of a resolution duly adopted by unanimous consent of Members of said company held on the 21st day of May, 2003, at which a quorum was at all times present and acting; that the passage of said resolution was in all respects legal; and that said resolution is in full force and effect.

Dated this 4th day of June, 2003.

Kevin W. Sexton

Name: Kevin Sexton
Title: President

(SEAL)